Intangibles	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Intangibles [Abstract]
Intangibles

NOTE 5 – Intangibles

Intangible assets rollforward is as follows:

	Useful Life
License agreements, net at December 31, 2017	12-13 Years	$216,372
Less: amortization		(9,903)
License agreements, net at June 30, 2018		$206,469

Amortization expense was $4,951 and $4,097 for the three months ended June 30, 2018 and 2017, respectively, and $9,903 and $9,104 for the six months ended June 30, 2018 and 2017, respectively.

NOTE 5 - Intangibles

Intangible assets rollforward is as follows:

	Useful Life
License agreement, October 27, 2016	12-13 years	$182,159
Less: amortization		(1,269)
Net Intangibles, December 31, 2016		180,890
License agreement amendment		53,115
Less: amortization		(17,633)
Net Intangibles, December 31, 2017		$216,372

Prior to the Merger, amortization expense for the LLC was $6,471 during the period January 1, 2016 to October 26, 2016. The Company anticipates amortization expense of approximately $15,000 to $17,000 per year for fiscal year 2018 through 2022 based upon the two current license agreements.